Derivative Instruments and Hedging Activities (Estimated Fair Values of Outstanding Derivative Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 10,486	¥ 39,526
Derivative liabilities	32,822	35,724
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	242	346
Derivative liabilities	8,457	11,976
Designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	141	160
Designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	8,274	10,281
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	10	12
Designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	101	286
Designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	42	1,535
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	131	48
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	10,244	39,180
Derivative liabilities	24,365	23,748
Not designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	344	299
Not designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	3,637	3,612
Not designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	39	12
Not designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	882	1,871
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	11,549	17,149
Not designated as hedging instrument | Foreign exchange contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,059	1,281
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	8,807	34,737
Not designated as hedging instrument | Foreign exchange contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	72	366
Not designated as hedging instrument | Equity Contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	7,776	1,407
Not designated as hedging instrument | Equity Contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 444	¥ 2,194